CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Unrealized losses on marketable securities, tax benefit	$ 2,056	$ 1,075	$ 2,032
Reclassification of unrealized losses (gains) expense (benefit) on marketable securities to income, tax expense	(41)	728	(3)
Unrealized gains on cash flow hedges, tax expense	561	30	136
Reclassification of unrealized losses (gains) on cash flow hedges to earnings, tax expense (benefit)	$ (559)	$ (19)	$ 254